Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Raw materials	$ 3,632	$ 5,404
Work-in-progress	3,444	289
Finished goods	1,440	10,488
Commodity inventories	1,310	15,184
Other	0	589
Current inventories	9,826	31,954
Inventories contracted at fixed prices or hedged	1,475	21,071
Inventories-other	8,351	10,883
Inventories	$ 9,826	$ 31,954